IFRS 7 - Disclosure - Liquidity Risk - Summary of Contractual Maturity Profile of On-Balance Sheet Assets, Liabilities and Equity at their Carrying Values (Parenthetical) (Detail) - CAD ($)
$ in Millions
	Oct. 31, 2025	Oct. 31, 2024
Disclosure of contractual obligations [line items]
Acceptances	$ 10	$ 6
Personal [member]
Disclosure of contractual obligations [line items]
Deposits	258,100	252,900
Business And Government Deposits And Secured Borrowings [member]
Disclosure of contractual obligations [line items]
Deposits	523,300	492,000
Bank [member]
Disclosure of contractual obligations [line items]
Deposits	26,700	20,000
Customers' liability under acceptances [member]
Disclosure of contractual obligations [line items]
Acceptances	10	6
Business and government loans and acceptances [member]
Disclosure of contractual obligations [line items]
Acceptances	$ 10	$ 6